Schedule of investments

Delaware Special Situations Fund December 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.07% ✧
Basic Industry - 5.20%
Berry Global Group †	137,600	$6,534,624
Ferro †	193,300	2,866,639
HB Fuller	102,300	5,275,611
Louisiana-Pacific	190,700	5,658,069
Olin	255,000	4,398,750
		24,733,693
Business Services - 1.06%
Deluxe	49,800	2,486,016
WESCO International †	43,200	2,565,648
		5,051,664
Capital Spending - 9.56%
Altra Industrial Motion	152,800	5,532,888
Atkore International Group †	110,900	4,487,014
H&E Equipment Services	123,900	4,141,977
ITT	150,300	11,108,673
MasTec †	204,000	13,088,640
Primoris Services	148,500	3,302,640
Rexnord †	116,400	3,796,968
		45,458,800
Consumer Cyclical - 3.93%
Barnes Group	77,200	4,783,312
KB Home	120,800	4,139,816
Knoll	155,200	3,920,352
Meritage Homes †	68,200	4,167,702
Standard Motor Products	31,400	1,671,108
		18,682,290
Consumer Services - 8.93%
Asbury Automotive Group †	33,300	3,722,607
Cable One	3,000	4,465,410
Caleres	112,400	2,669,500
Cheesecake Factory	74,600	2,898,956
Choice Hotels International	57,700	5,967,911
Cinemark Holdings	111,400	3,770,890
Cracker Barrel Old Country Store	21,200	3,259,288
Steven Madden	76,000	3,268,760
Texas Roadhouse	57,100	3,215,872
UniFirst	27,800	5,615,044
Wolverine World Wide	107,200	3,616,928
		42,471,166
Consumer Staples - 3.62%
Core-Mark Holding	82,600	2,245,894

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Schedule of investments

Delaware Special Situations Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock ✧ (continued)
Consumer Staples (continued)
J&J Snack Foods	23,800	$4,385,626
Performance Food Group †	79,700	4,102,956
Scotts Miracle-Gro	35,200	3,737,536
Spectrum Brands Holdings	42,600	2,738,754
		17,210,766
Energy - 5.75%
Callon Petroleum †	479,300	2,315,019
Delek US Holdings	127,300	4,268,369
Dril-Quip †	55,800	2,617,578
Helix Energy Solutions Group †	365,100	3,515,913
Oasis Petroleum †	361,200	1,177,512
Patterson-UTI Energy	356,000	3,738,000
SM Energy	244,400	2,747,056
Valaris	216,000	1,416,960
WPX Energy †	402,300	5,527,602
		27,324,009
Financial Services - 29.08%
American Equity Investment Life Holding	214,500	6,419,985
Bank of NT Butterfield & Son	77,400	2,865,348
Community Bank System	16,100	1,142,134
East West Bancorp	259,600	12,642,520
First Financial Bancorp	216,000	5,495,040
First Hawaiian	163,900	4,728,515
First Interstate BancSystem Class A	91,400	3,831,488
First Midwest Bancorp	247,800	5,714,268
FNB	624,500	7,931,150
Great Western Bancorp	183,700	6,381,738
Hancock Whitney	224,200	9,837,896
Hanover Insurance Group	51,900	7,093,173
Kemper	46,900	3,634,750
Legg Mason	77,300	2,775,843
NBT Bancorp	98,400	3,991,104
Prosperity Bancshares	60,700	4,363,723
S&T Bancorp	77,900	3,138,591
Selective Insurance Group	91,800	5,984,442
Stifel Financial	132,000	8,005,800
Umpqua Holdings	384,400	6,803,880
Valley National Bancorp	496,800	5,688,360
Webster Financial	162,900	8,692,344
WesBanco	103,000	3,892,370
Western Alliance Bancorp	126,400	7,204,800
		138,259,262

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(Unaudited)

	Number of shares	Value (US $)
Common Stock ✧ (continued)
Healthcare - 2.50%
Avanos Medical †	92,000	$3,100,400
Catalent †	64,000	3,603,200
Service Corp. International	79,500	3,659,385
STERIS	10,100	1,539,442
		11,902,427
Real Estate Investment Trusts - 8.96%
Brandywine Realty Trust	368,300	5,800,725
Highwoods Properties	109,600	5,360,536
Kite Realty Group Trust	39,500	771,435
Lexington Realty Trust	415,300	4,410,486
Life Storage	41,700	4,515,276
Outfront Media	234,300	6,283,926
RPT Realty	240,800	3,621,632
Spirit Realty Capital	98,100	4,824,558
Summit Hotel Properties	280,200	3,457,668
Washington Real Estate Investment Trust	121,800	3,554,124
		42,600,366
Technology - 12.91%
Cirrus Logic †	57,000	4,697,370
Coherent †	20,500	3,410,175
CommScope Holding †	125,500	1,780,845
Flex †	372,500	4,700,950
MaxLinear †	97,900	2,077,438
NCR †	145,400	5,112,264
NetScout Systems †	107,700	2,592,339
ON Semiconductor †	244,800	5,968,224
Tech Data †	33,500	4,810,600
Teradyne	119,500	8,148,705
Tower Semiconductor †	191,000	4,595,460
TTM Technologies †	274,300	4,128,215
Viavi Solutions †	222,600	3,339,000
Vishay Intertechnology	281,800	5,999,522
		61,361,107
Transportation - 2.59%
Kirby †	30,800	2,757,524
Saia †	33,200	3,091,584
SkyWest	34,108	2,204,400
Werner Enterprises	117,300	4,268,547
		12,322,055
Utilities - 4.98%
ALLETE	49,300	4,001,681

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Schedule of investments

Delaware Special Situations Fund (Unaudited)

		Number of shares	Value (US $)
	Common Stock ✧ (continued)
	Utilities (continued)
	Black Hills	80,700	$6,338,178
	El Paso Electric	60,400	4,100,556
	South Jersey Industries	113,700	3,749,826
	Southwest Gas Holdings	72,300	5,492,631
			23,682,872
	Total Common Stock (cost $424,484,885)		471,060,477

	Short-Term Investments – 1.14%
	Money Market Mutual Funds - 1.14%
	BlackRock FedFund – Institutional Shares (seven-day
	effective yield 1.52%)	1,087,220	1,087,220
	Fidelity Investments Money Market Government
	Portfolio – Class I (seven-day effective yield 1.49%)	1,087,220	1,087,221
	GS Financial Square Government Fund – Institutional
	Shares (seven-day effective yield 1.51%)	1,087,220	1,087,221
	Morgan Stanley Government Portfolio – Institutional Share
	Class (seven-day effective yield 1.48%)	1,087,220	1,087,220
	State Street Institutional US Government Money Market
	Fund – Investor Class (seven-day effective yield 1.45%)	1,087,220	1,087,220
	Total Short-Term Investments (cost $5,436,102)		5,436,102

	Total Value of Securities – 100.21%
	(cost $429,920,987)		476,496,579
	Liabilities Net of Receivables and Other Assets – (0.21%)		(993,855)
	Net Assets Applicable to 20,224,076 Shares Outstanding – 100.00%		$475,502,724

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are
	used for financial reporting.
†	Non-income producing security.

GS – Goldman Sachs

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